Shareholder Report, Holdings (Details)	May 31, 2024
Class A | U.S. Large-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Class A | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class A | U.S. Small- and Mid-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Emerging-Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | U.S. Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class P | U.S. Large-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Class P | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class P | U.S. Small- and Mid-Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class P | Emerging-Markets Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class P | U.S. Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%